Share Capital - Stock Option Plans (Details)					12 Months Ended
	Jun. 21, 2021 shares patient € / shares	Apr. 20, 2021 shares € / shares	Nov. 30, 2020 € / shares	Mar. 11, 2020 shares € / shares	Dec. 31, 2021 shares employee € / shares	Dec. 31, 2020 shares € / shares	Dec. 31, 2019 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value per share (euro per share)					€ 0.03	€ 0.03	€ 0.03
OSA 2021-04
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares) | shares		571,200			571,200
Exercise price (in euros per share)		€ 13.74
OSA 2021-04 O
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share)		13.74
OSA 2021-04 P
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share)		€ 13.74
OSA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares) | shares					691,200	407,972
Maximum term of options granted for share-based payment arrangement			10 years
OSA | From first year of grant date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements, maximum percentage exercised			10.00%
OSA | From second year of grant date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements, maximum percentage exercised			30.00%
OSA | From third year of grant date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements, maximum percentage exercised			60.00%
OSA | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting percentage			10.00%
Share price milestone, Euronext Paris			€ 24.00
OSA | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting percentage			10.00%
Share price milestone, Euronext Paris			€ 30.00
OSA | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting percentage			40.00%
Share price milestone, Euronext Paris			€ 40.00
OSA | Tranche four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting percentage			40.00%
Share price milestone, Euronext Paris			€ 60.00
OSA 2021-06 O
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share)	€ 12.99
OSA 2021-06 P
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share)	€ 12.99
OSA 2021-06
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares) | shares	120,000				120,000
Exercise price (in euros per share)	€ 12.99
OSA 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares) | shares				407,972	0	407,972
Number of ordinary share subscribed per each OSA | shares				1
Exercise price (in euros per share)				€ 6.25
OSA 2020 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting percentage				33.33%
OSA 2020 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting percentage				33.33%
OSA 2020 | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting percentage				33.33%
Executive Board and Employees | OSA 2021-04
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares) | shares		571,200
Number of ordinary share subscribed per each OSA | shares		1
Par value per share (euro per share)		€ 0.03
Exercise price (in euros per share)		€ 13.74
Maximum term of options granted for share-based payment arrangement		10 years
Executive Board and Employees | OSA 2021-04 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting percentage		33.33%
Executive Board and Employees | OSA 2021-04 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting percentage		33.33%
Executive Board and Employees | OSA 2021-04 | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting percentage		33.33%
Executive Board and Employees | OSA 2021-04 O
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares) | shares		143,200
Executive Board and Employees | OSA 2021-04 P
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares) | shares		428,000
Bart Van Rhijn | OSA 2021-06 O
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares) | shares	60,000
Bart Van Rhijn | OSA 2021-06 P
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares) | shares	60,000
Bart Van Rhijn | OSA 2021-06
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares) | shares	120,000
Number of ordinary share subscribed per each OSA | shares	1
Par value per share (euro per share)	€ 0.03
Exercise price (in euros per share)	€ 12.99
Anne-Juliette Hermant, Laurent Levy and Bart Van Rhijn | OSA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements, recommended dose determination, minimum number of patients | patient	2
Vesting requirements, recommended dose determination, total number of patients enrolled | patient	3
Executive Board and Alain Dostie | OSA 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares) | shares				300,000
Employees | OSA 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares) | shares				107,972
Par value per share (euro per share)				€ 0.03
Exercise price (in euros per share)				€ 6.25
Former Executive Board members | OSA 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of employees with service conditions lifted | employee					2
Number of employees with vesting conditions accelerated | employee					1